2. BASIS OF PREPARATION	12 Months Ended
Sep. 30, 2018
Notes
2. BASIS OF PREPARATION

2.    BASIS OF PREPARATION

Statement of Compliance

These consolidated financial statements have been prepared in accordance and compliance with IFRS as issued by the International Accounting Standards Board (“IASB”) and interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”).

Basis of preparation

These consolidated financial statements have been prepared on a historical cost basis. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

These consolidated financial statements, including comparatives, have been prepared on the basis of IFRS standards that are published at the time of preparation.

New accounting standards and interpretations

Certain new accounting standards and interpretations have been published that are not mandatory for the September 30, 2018 reporting period.  The Company has not early adopted the following new and revised standards, amendments and interpretations that have been issued but are not yet effective:

•      IFRS 9 (Amended 2010) Financial Instruments (effective January 1, 2018)

Under IFRS 9, financial assets are required to be classified into three measurement categories on initial recognition: those measured at fair value through profit and loss, those measured at fair value through other comprehensive income and those measured at amortized cost. Investments in equity instruments are required to be measured by default at fair value through profit or loss. However, there is an irrevocable option for each equity instrument to present fair value changes in other comprehensive income. Measurement and classification of financial assets is dependent on the entity’s business model for managing the financial assets and the contractual cash flow characteristics of the financial asset.

IFRS 9 provides a three-stage expected credit loss model for calculating impairment for financial assets. Expected credit losses are required to be recognized when financial instruments are initially recognized and the amount of expected credit losses recognized are required to be updated at each reporting date to reflect changes in the credit risk of the financial instruments.

On initial recognition, IFRS 9 requires financial liabilities to be classified as subsequently measured at amortized cost except for when one of the specified exceptions applies.

•      IFRS 16 Leases (effective January 1, 2019)

Under IFRS 16, virtually all leases are required to be accounted for as finance leases rather than operating leases, where the required lease payments are disclosed as a commitment in the notes to the financial statements. As a result, the company will be required to recognize leased assets (“right-of-use” assets) and the related lease liability on the statement of financial position.

The Company anticipates that the application of the above new and revised standards, amendments and interpretations will have no material impact on its results and financial position.